Condensed Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Total
Balance at Dec. 31, 2023	$ 659	$ 2,381		$ 69	$ 49,303,306	$ (44,648,088)	$ (100,000)	$ 4,558,327
Balance (in Shares) at Dec. 31, 2023	6,590,045	23,811,426		686,848
Balance (in Shares) at Dec. 31, 2023							(3,379)
Stock issued to directors				$ 1	143,999			144,000
Stock issued to directors (in Shares)				6,758
Stock-based compensation					269,669			269,669
Conversion of notes payable – related party for common stock					200,000			200,000
Conversion of notes payable – related party for common stock (in Shares)				5,631
Forgiveness of accrued interest on notes payable – related party					143,020			143,020
Repurchase of common stock							$ (50,000)	(50,000)
Repurchase of common stock (in Shares)							(1,408)
Net loss						(4,855,405)		(4,855,405)
Balance at Dec. 31, 2024	$ 659	$ 2,381		$ 70	50,059,994	(49,503,493)	$ (150,000)	$ 409,611
Balance (in Shares) at Dec. 31, 2024	6,590,045	23,811,426		699,237
Balance (in Shares) at Dec. 31, 2024							(4,787)	4,787
Stock-based compensation					53,773			$ 53,773
Net loss						(539,617)		(539,617)
Balance at Mar. 31, 2025	$ 659	$ 2,381		$ 70	50,113,767	(50,043,110)	$ (150,000)	(76,233)
Balance (in Shares) at Mar. 31, 2025	6,590,045	23,811,426		699,237
Balance (in Shares) at Mar. 31, 2025							(4,787)
Balance at Dec. 31, 2024	$ 659	$ 2,381		$ 70	50,059,994	(49,503,493)	$ (150,000)	$ 409,611
Balance (in Shares) at Dec. 31, 2024	6,590,045	23,811,426		699,237
Balance (in Shares) at Dec. 31, 2024							(4,787)	4,787
Net loss								$ (1,195,560)
Balance at Jun. 30, 2025	$ 659	$ 2,381		$ 70	50,162,692	(50,699,053)	$ (150,000)	(683,251)
Balance (in Shares) at Jun. 30, 2025	6,590,045	23,811,426		699,237
Balance (in Shares) at Jun. 30, 2025							(4,787)
Balance at Dec. 31, 2024	$ 659	$ 2,381		$ 70	50,059,994	(49,503,493)	$ (150,000)	$ 409,611
Balance (in Shares) at Dec. 31, 2024	6,590,045	23,811,426		699,237
Balance (in Shares) at Dec. 31, 2024							(4,787)	4,787
Stock issued to directors					120,000			$ 120,000
Stock issued to directors (in Shares)				5,198
Stock-based compensation					1,353,489			1,353,489
Net loss						(3,847,637)		(3,847,637)
Balance at Dec. 31, 2025	$ 659	$ 2,381		$ 70	51,533,483	(53,351,130)	$ (150,000)	$ (1,964,537)
Balance (in Shares) at Dec. 31, 2025	6,590,045	23,811,426		704,435
Balance (in Shares) at Dec. 31, 2025							(4,787)	4,787
Balance at Mar. 31, 2025	$ 659	$ 2,381		$ 70	50,113,767	(50,043,110)	$ (150,000)	$ (76,233)
Balance (in Shares) at Mar. 31, 2025	6,590,045	23,811,426		699,237
Balance (in Shares) at Mar. 31, 2025							(4,787)
Stock-based compensation					48,925			48,925
Net loss						(655,943)		(655,943)
Balance at Jun. 30, 2025	$ 659	$ 2,381		$ 70	50,162,692	(50,699,053)	$ (150,000)	(683,251)
Balance (in Shares) at Jun. 30, 2025	6,590,045	23,811,426		699,237
Balance (in Shares) at Jun. 30, 2025							(4,787)
Balance at Dec. 31, 2025	$ 659	$ 2,381		$ 70	51,533,483	(53,351,130)	$ (150,000)	$ (1,964,537)
Balance (in Shares) at Dec. 31, 2025	6,590,045	23,811,426		704,435
Balance (in Shares) at Dec. 31, 2025							(4,787)	4,787
Stock-based compensation					46,180			$ 46,180
Net loss						(923,291)		(923,291)
Balance at Mar. 31, 2026	$ 659	$ 2,381		$ 70	51,579,663	(54,274,421)	$ (150,000)	(2,841,648)
Balance (in Shares) at Mar. 31, 2026	6,590,045	23,811,426		704,435
Balance (in Shares) at Mar. 31, 2026							(4,787)
Balance at Dec. 31, 2025	$ 659	$ 2,381		$ 70	51,533,483	(53,351,130)	$ (150,000)	$ (1,964,537)
Balance (in Shares) at Dec. 31, 2025	6,590,045	23,811,426		704,435
Balance (in Shares) at Dec. 31, 2025							(4,787)	4,787
Net loss								$ (4,695,299)
Balance at Jun. 30, 2026			$ 50	$ 217	73,120,812	(68,639,996)	$ (150,000)	$ 4,331,083
Balance (in Shares) at Jun. 30, 2026			497,157	2,173,986
Balance (in Shares) at Jun. 30, 2026							(4,787)	4,787
Balance at Mar. 31, 2026	$ 659	$ 2,381		$ 70	51,579,663	(54,274,421)	$ (150,000)	$ (2,841,648)
Balance (in Shares) at Mar. 31, 2026	6,590,045	23,811,426		704,435
Balance (in Shares) at Mar. 31, 2026							(4,787)
Issuance of Series C Preferred Stock, net of issuance costs			$ 94		6,802,001			6,802,095
Issuance of Series C Preferred Stock, net of issuance costs (in Shares)			937,500
Conversion of Series A Preferred Stock	$ (659)			$ 11	648
Conversion of Series A Preferred Stock (in Shares)	(6,590,045)			111,358
Conversion of Series B Preferred Stock into common stock		$ (2,381)		$ 40	2,341
Conversion of Series B Preferred Stock into common stock (in Shares)		(23,811,426)		402,226
Series B Preferred Stock accumulated dividends accrued						(10,593,567)		(10,593,567)
Conversion of accrued Series B Preferred Stock dividends into common stock				$ 17	10,593,550			10,593,567
Conversion of accrued Series B Preferred Stock dividends into common stock (in Shares)				170,425
Conversion of convertible notes and accrued interest into common stock				$ 2	1,647,317			1,647,319
Conversion of convertible notes and accrued interest into common stock (in Shares)				20,600
Conversion of Series C Preferred Stock for common stock			$ (44)	$ 74	(30)
Conversion of Series C Preferred Stock for common stock (in Shares)			(440,343)	737,011
Stock issued for professional services				$ 3	2,434,077			2,434,080
Stock issued for professional services (in Shares)				27,931
Stock-based compensation					61,245			61,245
Net loss						(3,772,008)		(3,772,008)
Balance at Jun. 30, 2026			$ 50	$ 217	$ 73,120,812	$ (68,639,996)	$ (150,000)	$ 4,331,083
Balance (in Shares) at Jun. 30, 2026			497,157	2,173,986
Balance (in Shares) at Jun. 30, 2026							(4,787)	4,787